FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY - Additional Information (Detail) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organizational Transactions and Participation Agreements [Line Items]
Net assets restricted from distribution	$ 887,000
Cash dividend received	$ 0	$ 0	$ 0
Minimum [Member]
Organizational Transactions and Participation Agreements [Line Items]
Percentage threshold of restricted net assets of consolidated and unconsolidated subsidiaries	25.00%